Risk Factors	12 Months Ended
Dec. 31, 2010
Risks Factors [Abstract]
Risk Factors
NOTE 3.	RISK FACTORS

The Company's operations are affected by various risk factors, including interest rate risk, credit risk, liquidity risk, and risk from geographic concentration in lending, real estate, marketing, and sales activities. Management attempts to manage interest rate risk through various asset/liability management techniques designed to match maturities of assets and liabilities. Loan policies and administration are designed to provide assurance that loans will only be granted to credit-worthy borrowers, although credit losses are expected to occur because of subjective factors and factors beyond the control of the Company.

The Company's operations are significantly dependent upon economic conditions and related uncertainties.

The Company is affected, directly and indirectly, by domestic and international economic and political conditions and by governmental monetary and fiscal policies. Conditions such as inflation, recession, unemployment, volatile interest rates, real estate values, government monetary policy, international conflicts, the actions of terrorists, drought, natural disasters, and other factors beyond the Company's control may adversely affect the results of operations. Changes in interest rates, in particular, could adversely affect the net interest income and could have many other adverse effects on operations. Adverse economic conditions also could result in an increase in loan delinquencies, foreclosures, nonperforming assets, and a decrease in the value of the property or other collateral which secures the loans, all of which could adversely affect the results of operations. The Company is particularly sensitive to changes in economic conditions and related uncertainties in Georgia because the Company derives substantially all of its loans, deposits, and other business from this area. Accordingly, the Company remains subject to the risks associated with prolonged declines in national and local economies.

The Company is subject to extensive federal and state governmental supervision and regulation intended primarily for the protection of depositors. In addition, the Company is subject to changes in federal and state laws, as well as changes in regulations, governmental policies and accounting principles. The effects of any such potential changes cannot be predicted, but could adversely affect the Company's future business and operations.

The Company is subject to vigorous competition in all aspects and areas of business from banks and other financial institutions, including savings and loan associations, savings banks, finance companies, credit unions, and other providers of financial services, such as money market mutual funds, brokerage firms, consumer finance companies, and insurance companies. The Company also competes with non-financial institutions, including retail stores that maintain their own credit programs and governmental agencies that make available low cost or guaranteed loans to certain borrowers. Certain competitors are larger financial institutions with substantially greater resources, lending limits, larger branch systems, and a wider array of commercial banking services.

The Bank is a community bank and as such, is mandated by the Community Reinvestment Act and other regulations to conduct most of its lending activities within the geographic area where it is located. As a result, the Bank and its borrowers may be especially vulnerable to the consequences of changes in the local economy.

In addition, the Bank conducts business daily with correspondent banks. These banks are not immune to financial difficulties. Regulation F "Limitations on Interbank Liabilities" requires the Bank to establish and maintain written policies and procedures to prevent excessive exposure to any individual correspondent in relation to the financial condition of the correspondent. Actions resulting from the TLGP have reduced the risk somewhat, but the Bank will be vulnerable to the financial difficulties of its major correspondent banks.